Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information
Schedule of principal subsidiaries

Entity	Jurisdiction	Economic Interest
Franco-Nevada U.S. Corporation	Delaware	100%
Franco-Nevada (Barbados) Corporation	Barbados	100%
Franco-Nevada Australia Pty Ltd.	Australia	100%
Franco-Nevada Delaware LLC	Delaware	100%
Franco-Nevada Texas LP	Texas	100%
Minera Global Copper Chile S.A.	Chile	100%